RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Management Fees Paid	$ 389,672	$ 0
Series Forty Seven [Member]
Related Party Transaction [Line Items]
Management Fees Paid	239,672	0
Series Forty Eight [Member]
Related Party Transaction [Line Items]
Management Fees Paid	50,000	0
Series Forty Nine [Member]
Related Party Transaction [Line Items]
Management Fees Paid	$ 100,000	$ 0